Loss Per Share	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Loss per share

NOTE 19: Loss per share

The basic loss per share is calculated by dividing the net result attributable to shareholders by the weighted average number of shares outstanding during the year, adjusted for the 1-for-10 reverse stock split that took place in November 2023.

Years ended December 31	2025	2024	2023
Loss for the year, in thousands of $	(33,519)	(38,069)	(43,100)
Basic and diluted loss per share, in $	(0.67)	(1.16)	(1.66)

Weighted average number of shares	2025	2024	2023
Weighted average number of shares for basic and diluted loss per share	49,962,852	32,859,629	25,910,696

At December 31, 2025, 2024, and 2023, the Company had potential dilutive shares in the form of warrants, contingent considerations and convertible loans (see Note 16 and Note 23 for further details). Diluted loss per share considers the impact of potentially dilutive securities except in periods in which there is a loss because the inclusion of the potential common shares would have an anti-dilutive effect.